Note 3 - Liquidity and Earnings (Loss) Per Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Note 3 - Liquidity and Earnings (Loss) Per Share (Details) [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ (5,900,000)	$ (3,100,000)
Outside Capital	585,000
December 4, 2014 Agreement [Member] | Revolving Credit Facility [Member] | Wells Fargo [Member]
Note 3 - Liquidity and Earnings (Loss) Per Share (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,000,000